CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Comprehensive Income	Common Stock	Preferred Stock	Stock Warrants	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 43,616,666		$ 3,046,363	$ 4,773,010	$ 283,738	$ 23,134,766	$ 12,943,540	$ (101,106)	$ (463,645)
Comprehensive Income:
Net income	2,548,744	2,548,744					2,548,744
Non-credit related impairment loss on investment securities, net of tax	(819,528)	(819,528)						(819,528)
Net change in unrealized gain on available- for-sale securities, net of tax	335,313	335,313						335,313
Net change in unrealized loss on loans held for sale, net of tax	8,507	8,507						8,507
Comprehensive Income		2,073,036
Issuance of preferred stock	12,123,000			12,123,000
Accretion of preferred stock discount				42,561			(42,561)
Dividends on preferred stock	(273,629)						(273,629)
Cash dividend declared, $.15 per common share	(453,598)						(453,598)
Grant of restricted Stock			12,353			(12,353)
Compensation cost on restricted stock	12,610					12,610
Ending Balance at Dec. 31, 2010	57,098,085		3,058,716	16,938,571	283,738	23,135,023	14,722,496	(576,814)	(463,645)
Comprehensive Income:
Net income	2,871,438	2,871,438					2,871,438
Non-credit related impairment loss on investment securities, net of tax	(118,206)	(118,206)						(118,206)
Net change in unrealized gain on available- for-sale securities, net of tax	1,238,660	1,238,660						1,238,660
Net change in unrealized loss on loans held for sale, net of tax	18,357	18,357						18,357
Comprehensive Income		4,010,249
Dividends on preferred stock	(342,460)						(342,460)
Cash dividend declared, $.15 per common share	(459,913)						(459,913)
Grant of restricted Stock			33,850			(33,850)
Compensation cost on restricted stock	119,320					119,320
Ending Balance at Dec. 31, 2011	$ 60,425,281		$ 3,092,566	$ 16,938,571	$ 283,738	$ 23,220,493	$ 16,791,561	$ 561,997	$ (463,645)